SUBSEQUENT EVENTS (Details) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Apr. 30, 2025 USD ($)	Feb. 28, 2025 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Apr. 30, 2025 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)
New revolving credit facility | Subsequent event | Recurrent Energy B.V
Maximum borrowing capacity	$ 415,000
Extension term	1 year
New revolving credit facility tranche one | Subsequent event | Recurrent Energy B.V
Maximum borrowing capacity	$ 90,455			€ 83,778,000
New revolving credit facility tranche two | Subsequent event | Recurrent Energy B.V
Maximum borrowing capacity	324,545
Canadian Solar Spain, Sociedad Limitada
Amount of loan facility					$ 48,309	€ 45,000	$ 61,132	€ 50,000
Canadian Solar Spain, Sociedad Limitada | Revolving credit facility
Amount of loan facility | €								€ 25,000
Canadian Solar Spain, Sociedad Limitada | Revolving credit facility | Subsequent event | Recurrent Energy B.V
Debt instrument, refinancing amount	$ 406,763
Convertible Debt
Amount of loan facility			$ 230,000
Fixed interest rate (as a percent)			2.50%
Conversion rate			27.2707
Denomination of the principal amount of debt that is used in conversion			$ 1,000
Conversion price (in dollars per share) | $ / shares			$ 36.67
Convertible Debt | Subsequent event
Amount of loan facility		$ 50,000
Fixed interest rate (as a percent)		6.00%
Conversion rate		54.9451
Denomination of the principal amount of debt that is used in conversion		$ 1,000
Conversion price (in dollars per share) | $ / shares		$ 18.2